As filed with the Securities and Exchange Commission on May 24, 2018

Registration Nos.: 33-44782

811-6515

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒
Amendment No. 79	☒

Morgan Stanley

Global Fixed Income Opportunities Fund

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue

New York, New York 10036

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (800) 548-7786

Mary E. Mullin, Esq.
522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq.	Stuart M. Strauss, Esq.
Perkins Coie LLP	Dechert LLP
30 Rockefeller Plaza	1095 Avenue of the Americas
New York, New York 10112	New York, New York 10036

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 1, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 62 to its Registration Statement until June 1, 2018.  Parts A, B and C of Registrant's Post-Effective Amendment No. 62 under the Securities Act of 1933 and Amendment No. 63 under the Investment Company Act of 1940, filed on December 14, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 24th day of May, 2018.

MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 78 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date

(1) Principal Executive Officer

By:	/s/ John H. Gernon	President and Principal Executive Officer	May 24, 2018
John H. Gernon

(2) Principal Financial Officer

By:	/s/ Francis J. Smith	Principal Financial Officer	May 24, 2018
Francis J. Smith

(3) Majority of the Trustees

Independent Trustees

	Frank L. Bowman	Joseph J. Kearns
	Kathleen A. Dennis	Michael F. Klein
	Nancy C. Everett	Patricia Maleski
	Jakki L. Haussler	Michael E. Nugent (Chairman)
	Dr. Manuel H. Johnson	W. Allen Reed
Fergus Reid

By:	/s/ Carl Frischling		May 24, 2018
Carl Frischling
Attorney-in-Fact for the Independent Trustees